Segment Information	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Segment Information

Note 3 — Segment Information

The Company has three reportable segments: sales of health care supplements; technical supporting services; and sales of Acer truncatum seedlings. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the businesses.

Key financial performance measures of the segments are as follows:

For the year ended March 31, 2022

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,799,074	$158,563	$1,640,511
Technical supporting services	529,452	261,710	267,742
Sales of Acer truncatum seedlings	—	426,695	(426,695)
Total	$2,328,526	$846,968	$1,481,558

For the year ended March 31, 2021

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,373,412	$163,962	$1,209,450
Technical supporting services	56,356	—	56,356
Sales of Acer truncatum seedlings	205,652	118,000	87,652
Total	$1,635,420	$281,962	$1,353,458